As filed with the Securities and Exchange Commission on
November 9, 2022

Registration No. 333-00515
811-07513

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 373	/ X /
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 372	/ X /
(Check appropriate box or boxes)	----

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PUTNAM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ x /	on December 12, 2022 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ x /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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STEPHEN J. TATE, Vice President
PUTNAM FUNDS TRUST
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)
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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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This Post-Effective Amendment No. 373 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate December 12, 2022, as the new effective date for Post-Effective Amendment No. 368 filed pursuant to Rule 485(a) under the Securities Act on July 28, 2022. This Post-Effective Amendment No. 373 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 368.

This Post-Effective Amendment relates solely to the Registrant’s Putnam Fixed Income Absolute Return Fund (to be renamed “Putnam Core Bond Fund”) series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM FUNDS TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 368 to the Registration Statement on Form N-1A of Putnam Funds Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 367 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 28, 2022 (“Amendment No. 368/367”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 368/367 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 28, 2022.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 368/367 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 28, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 9th day of November, 2022.

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

                Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees

Barbara M. Baumann*	Vice Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer,
Principal Accounting Officer and Assistant
Treasurer

Liaquat Ahamed*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

Jennifer Williams Murphy***	Trustee

Marie Pillai***	Trustee

George Putnam, III*	Trustee

Manoj P. Singh*	Trustee

Mona K. Sutphen**	Trustee

By: /s/ Jonathan S. Horwitz, as
Attorney-in-Fact
November 9, 2022

* Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 297 to the
Registrant’s Registration Statement under
the Securities Act of 1933 on October 26,
2018.

**Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 335 to the
Registrant’s Registration Statement under
the Securities Act on May 29, 2020.

***Signed pursuant to power of attorney
filed in Post-Effective Amendment No. 368
to the Registrant’s Registration Statement
under the Securities Act on July 28, 2022.